Transactions with Related Parties, Investment in Related Party (Details)			12 Months Ended
	Mar. 07, 2023 USD ($) $ / shares	Sep. 22, 2017 $ / shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Investment in Related Party [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Fair Value Assumptions [Abstract]
Investment in related party			$ 117,537,135	$ 0
Dividend income from related party			1,166,667	0	$ 0
Proceeds received related to Spin-Off			$ 2,694,647	0	0
Discounted Cash Flow Model [Member]
Fair Value Assumptions [Abstract]
Weighted average cost of capital			12.80%
Black Scholes Option Pricing Model [Member]
Fair Value Assumptions [Abstract]
Weighted average cost of capital			12.80%
Volatility			69.00%
Risk-free rate			3.16%
Strike price (in dollars per share) | $ / shares			$ 5.75
Share price (in dollars per share) | $ / shares			$ 4.52
Number of trading days			5 days
Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Investment in related party	$ 117,222,135
Fair Value Assumptions [Abstract]
Investment in related party			$ 117,537,135	0
Series A Preferred Stock [Member]
Investment in Related Party [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Fair Value Assumptions [Abstract]
Percentage of cash dividends		9.75%
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Preferred shares, shares issued (in shares) | shares			140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000		$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Number of votes per share | Vote			0
Percentage of volume weighted average price of common shares			150.00%
Number of consecutive trading day commencing on distribution date			5 days
Number of consecutive trading day expiring on trading day			10 days
Investment in related party			$ 117,222,135
Fair Value Assumptions [Abstract]
Investment in related party			117,537,135
Accrued dividends			$ 315,000
Percentage of cash dividends	1.00%		1.00%
Dividend multiplier factor			1.3
Dividend income from related party			$ 1,166,667	$ 0	$ 0
Dividends received from related parties			851,667
Proceeds received related to Spin-Off			2,694,647
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Level 3 [Member]
Investment in Related Party [Abstract]
Investment in related party			$ 117,222,135
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Minimum [Member]
Investment in Related Party [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 2.5
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Maximum [Member]
Fair Value Assumptions [Abstract]
Percentage of cash dividends			20.00%